Shareholder Report, Average Annual Return (Details) 193538_Themes Copper Miners ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Copper Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Themes Copper Miners ETF
Average Annual Return, Percent	49.19%	33.24%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent	18.59%	17.27%
BITA Global Copper Mining Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BITA Global Copper Mining Select Index
Average Annual Return, Percent	46.11%	31.10%